Basis of consolidation (Tables)	12 Months Ended
Dec. 31, 2021
Below are highlighted the controlled entities and investment funds included in the consolidated financial statements of Banco Santander. Similar information regarding companies accounted by the equity method by the Bank is provided

Below are highlighted the controlled entities and investment funds included in the consolidated financial statements of Banco Santander. Similar information regarding companies accounted by the equity method by the Bank is provided in Note 11.

		Quantity of Shares or Quotas Owned (in Thousands)			12/31/2021
Investments	Activity	Common Shares and Quotas	Preferred Shares	Direct Participation	Consolidated Participation
Controlled by Banco Santander
Atual Serviços de Recuperação de Créditos e Meios Digitais S.A.	Recovery of Defaulted Credits	2,142,011	-	100.00%	100.00%
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)	Financial	2,877	-	100.00%	100.00%
BEN Benefícios e Serviços S.A. (BEN Benefícios)	Other Activities	90,000	-	100.00%	100.00%
Esfera Fidelidade S.A.	Other Activities	10,001	-	100.00%	100.00%
GIRA - Gestão Integrada de Recebíveis do Agronegócio S.A.	Tecnology	381	-	80.00%	80.00%
Rojo Entretenimento S.A.	Other Activities	7,417	-	94.60%	94.60%
Sanb Promotora de Vendas e Cobrança Ltda.	Other Activities	30,988	-	100.00%	100.00%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	23,538,159	-	100.00%	100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)	Buying Club	436,441	-	100.00%	100.00%
Santander Corretora de Títulos e Valores Mobiliários S.A. (Santander CCVM)	Broker	14,067,640	14,067,640	99.99%	100.00%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros)	Other Activities	7,184	-	100.00%	100.00%
Santander Holding Imobiliária S.A.	Holding	558,601	-	100.00%	100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	164	-	100.00%	100.00%
F1RST Tecnologia e Inovação Ltda.	Other Activities	196,979	-	100.00%	100.00%
Paytec Tecnologia em Pagamentos Ltda.	Other Activities	348	-	100.00%	100.00%
SX Negócios Ltda.	Other Activities	75,050	-	100.00%	100.00%
Controlled by Aymoré CFI
Bank PSA	Bank	105	-	0.00%	50.00%
Bank Hyundai Capital Brasil S.A.	Bank	150,000	-	0.00%	50.00%
Solutions 4Fleet	Other Activities	328	-	0.00%	80.00%
Controlled by Santander Leasing
Bank Bandepe S.A.	Bank	3,589	-	0.00%	100.00%
PI Distribuidora de Títulos e Valores Mobiliários S.A.	Leasing	348	-	0.00%	100.00%
Controlled by Sancap
Santander Capitalização S.A. (Santander Capitalização)	Capitalization	64,615	-	0.00%	100.00%
Evidence Previdência S.A.	Private Pension	42,819,564	-	0.00%	100.00%
Controlled by Santander Holding Imobiliária S.A.
Summer Empreendimentos Ltda.	Other Activities	17,084	-	0.00%	100.00%
Apê11 Tecnologia e Negócios Imobiliários S.A.	Other Activities	3,808	-	0,00%	90,00%
Controlled by Atual Serviços de Recuperação de Créditos e Meios Digitais S.A.
Return Capital Serviços de Recuperação de Créditos S.A.	Collection and Recover of Credit Management	200	-	0.00%	100.00%
Liderança Serviços Especializados em Cobranças Ltda.	Collection and Recover of Credit Management	250	-	0.00%	100.00%
Controlled by Paytec Tecnologia em Pagamentos Ltda.
Paytec Logística e Armazém Ltda.	Other Activities	100	-	0.00%	100.00%
Controlled by PI Distribuidora de Títulos e Valores Mobiliários S.A.
Toro Corretora de Títulos e Valores Mobiliários Ltda.	Broker	19,140	-	0.00%	60.00%
Controlled by Toro Corretora de Títulos de Valores Mobiliários Ltda.
Toro Investimentos S.A.	Broker	98,400	-	0.00%	100.00%
Jointly Controlled Companies by Sancap
Santander Auto S.A.	Other Activities	22,452	-	0.00%	50.00%